Interim Condensed Consolidated Statements of Financial Position (Parenthetical)	Sep. 30, 2025 $ / shares shares	Jul. 23, 2025 shares	Jul. 05, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares	Jul. 05, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares
IfrsStatementLineItems [Line Items]
Par value | (per share)			$ 0.0001	$ 0.00001	$ 0.00001	$ 0.0001
Shares authorised			1,000,000,000	10,000,000,000	10,000,000,000	1,000,000,000
Shares issued		1,340,000		10	10
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value | $ / shares	$ 0.00005				$ 0.00005		$ 0.00005
Shares authorised	1,900,000,000			1,900,000,000	1,900,000,000		1,900,000,000
Shares issued	7,200,000	1,340,000		5,732,000	5,732,000		5,732,000
Shares outstanding	7,200,000			5,732,000	5,732,000		5,732,000
Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value | $ / shares					$ 0.00005		$ 0.00005
Shares authorised	100,000,000			100,000,000	100,000,000		100,000,000
Shares issued	200,000			200,000	200,000
Shares outstanding	200,000			200,000	200,000